Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The below table summarizes unvested share movements for all Alcon equity-based incentive plans from the Spin-off through December 31, 2019:

	2019
	Number of shares in thousand	Weighted average fair value at grant date in $	Fair value in $ thousand
Replacement awards issued at Spin-off(1)	4,222	n/a	212,367
Granted
Restricted awards	625	56.1	35,037
Performance awards	117	58.0	6,782
Vested(1)	(108)	n/a	(5,432)
Forfeited(1)	(114)	n/a	(5,734)
Unvested shares at December 31	4,742	51.2	243,020
(1)
Based on estimated fair value per share at the time of Spin-off.
The below table summarizes unvested share movements for all plans under the Former Parent for the year ended December 31, 2018 (Novartis AG RSAs, RSUs, and PSUs):

	2018
	Number of shares in thousand	Weighted average fair value at grant date in $	Fair value in $ thousand
Unvested shares at January 1	2,800	74.4	208,300
Granted
Annual incentive	168	83.7	14,062
Share savings plans	109	85.5	9,320
Select North America	689	77.9	53,673
Select outside North America	141	79.8	11,252
Long-Term Performance Plan	316	88.4	27,934
Long-Term Relative Performance Plan	37	51.2	1,894
Other share awards	205	83.1	17,036
Vested	(814)	93.0	(75,702)
Forfeited	(208)	80.4	(16,723)
Unvested shares at December 31	3,443	72.9	251,046

Summary of shares authorized
The table below discloses the number of shares authorized under the plans as of December 31, 2019:

(thousands)	2019
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Authorized as of December 31, 2019	22,250

Disclosure of number and weighted average exercise prices of share options
The following table shows the activity associated with the Novartis AG share options during the year ended December 31, 2018. The weighted average prices in the table below are translated from Swiss francs into USD at historical rates.

	2018
	Options (millions)	Weighted average exercise price ($)	Weighted average intrinsic value ($)
Options outstanding at January 1	0.5	61.1	24.7
Sold or exercised	(0.1)	59.7	29.1
Outstanding at December 31	0.4	61.4	26.5
Exercisable at December 31	0.4	61.4	26.5
All Novartis AG share options were granted at an exercise price that was equal to the closing market price of the Novartis AG shares at the grant date. The weighted average Novartis AG share price at the dates of sale or exercise was $86.2.
The following table summarizes information about Novartis AG share options outstanding at December 31, 2018:

	Options outstanding
Range of exercise prices($)	Number outstanding (thousand)	Average remaining contractual life (years)	Weighted average exercise price ($)
45 - 55	32	0.7	52.4
56 - 66	394	3.5	62.1
Total	426	3.3	61.4
Options under Novartis equity plan "Select" for North America
The following table shows the activity associated with the Novartis AG American Depositary Receipts ("ADR") options during the period:

	2018
	ADR options (millions)	Weighted average exercise price ($)	Weighted average intrinsic value ($)
Options outstanding at January 1	1.8	62.5	21.4
Sold or exercised	(0.5)	62.4	25.8
Outstanding at December 31	1.3	62.6	23.2
Excercisable at December 31	1.3	62.6	23.2
All ADR options were granted at an exercise price that was equal to the closing market price of the ADRs at the grant date. The weighted average ADR price at the dates of sale or exercise was $81.4.
The following table summarizes information about ADR options outstanding at December 31, 2018:

	ADR options outstanding
Range of exercise prices ($)	Number outstanding (thousand)	Average remaining contractual life (years)	Weighted average exercise price ($)
45 - 55	30	0.6	50.7
56 - 66	1,258	3.6	62.9
Total	1,288	3.5	62.6